Summary of significant accounting policies - Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2020
Corporate aircraft [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	15 years
Vehicles [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	5 years
Office buildings [Member] | Minimum [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	20 years
Office buildings [Member] | Maximum [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	60 years